BT INVESTMENT FUNDS
Investment Cash Management Fund, Investment Treasury Money Fund, NY Tax Free Money Fund and Tax Free Money Fund

BT ADVISOR FUNDS
U.S. Bond Index Fund, EAFE(R) Equity Index Fund and Small Cap Index Fund

BT PYRAMID MUTUAL FUNDS
Money Market Fund and Investment Equity 500 Index Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JULY 15, 1999) TO PROSPECTUS DATED APRIL 30, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUNDS" IN EACH FUNDS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held on for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REVISES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER(S)" IN THE PROSPECTUSES FOR U.S. BOND INDEX FUND, EAFE(R) EQUITY INDEX FUND, SMALL CAP INDEX FUND AND INVESTMENT EQUITY 500 INDEX FUND:

The "Portfolio Manager(s)" section is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPINVEST (10/99)

CUSIPS:
055922108                 05576L866            055847107
055922405                 05576L874
055922207                 05576L882
055922306                 055847206

BT INVESTMENT FUNDS
Investment Cash Management Fund, Intermediate Tax Free Fund, Tax Free Money Fund, NY Tax Free Money Fund, Investment Treasury Money Fund, Investment International Equity Fund, Capital Appreciation Fund, Lifecycle Long Range Fund, Lifecycle Mid Range Fund, Lifecycle Short Range Fund, Pacific Basin Equity Fund, Latin American Equity Fund, Small Cap Fund, Global Emerging Markets Equity Fund and PreservationPlus Income Fund

BT PYRAMID MUTUAL FUNDS
Money Market Fund, Investment Equity 500 Index Fund, Institutional
Asset Management Fund, Equity Appreciation Fund and PreservationPlus Fund

BT ADVISOR FUNDS
EAFE(R) Equity Index Fund, Small Cap Index Fund and U.S. Bond Index Fund

BT INSTITUTIONAL FUNDS
Institutional Cash Management Fund, Cash Reserves Fund, Institutional Treasury Money Fund, Institutional International Equity Fund, Institutional Equity 500 Index Fund and Liquid Assets Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED FEBRUARY 24, 1999) TO EACH FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE,INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE INSTITUTIONAL INTERNATIONAL EQUITY FUND:

Employees of Bankers Trust Company, their spouses and minor children may purchase shares of Institutional Asset Management Fund and Class I shares of Institutional International Equity Fund without regard to the minimum investment requirements.

THE FOLLOWING REPLACES THE APPLICABLE SECTIONS RELATING TO THE TRUSTEES AND OFFICERS IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION:

                     TRUSTEES OF THE TRUST AND PORTFOLIO(1)

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex(2); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust(3) and Phoenix-Euclid Market Neutral Fund(2); former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since
1964); Trustee, TIAA(2); Trustee, SG Cowen Mutual Funds(2); Trustee, Japan Equity Fund(2); Trustee, Taiwan Equity Fund(2). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds(2); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.


--------
(1) The Equity Appreciation Fund is a stand-alone fund and, therefore, does not have a master portfolio.


(2) The "BT Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

(3) An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)(4); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)(2). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York.
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                     OFFICERS OF THE TRUST AND THE PORTFOLIO


DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(5) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.


----------
(4) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

(5) Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

CHARLES A. RIZZO (birth date: August 5, 1958) Treasurer of the Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE SUB-ADVISER IN THE STATEMENT OF ADDITIONAL INFORMATION FOR LATIN AMERICAN EQUITY FUND AND PACIFIC BASIN EQUITY FUND:

Effective May 1, 1999, BT Funds Management (International) Limited no longer serves as sub-adviser to Latin American Equity Fund and Pacific Basin Equity Fund. Bankers Trust Company ("Bankers Trust"), the Funds' investment adviser, assumed day-to-day investment decision-making responsibility for Latin American Equity Fund and Pacific Basin Equity Fund and their corresponding master portfolios.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE INVESTMENT ADVISER IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust. Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees").

Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund or its portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Shareholders of Pacific Basin Equity Fund and Latin American Equity Fund approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Morgan Grenfell Investment Services Limited. As of October 5, 1999, Morgan Grenfell Investment Services Limited has been renamed Deutsche Asset Management Investment Services Limited ("DAMISL"). Under this agreement, DAMISL may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Both sub-investment advisory agreements must be implemented within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreements with Bankers Trust and MGIS will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreements, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

About Bankers Trust. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

About DAMI and DAMISL. DAMI and DAMISL are subsidiaries of Deutsche Asset Management Group Limited, a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPALL SAI (10/99)

CUSIPS:
055922108         055922207         055922306         055922405       055922660
055922736         055922769         055922785         055922801       055922819
055922827         055922835         055922843         055922868       055847206
055847107         055922751         055847404         055847834       055847842
055847826         055847818         05576L874         05576L882       055766L700
055924500         055924104         055924203         055924872       055924864
055924856         055924849

BT PYRAMID MUTUAL FUNDS
Institutional Asset Management Fund

SUPPLEMENT DATED OCTOBER 18, 1999, (REPLACING SUPPLEMENT DATED July 15, 1999) TO PROSPECTUS DATED JULY 31, 1999

THE FOLLOWING REVISEES EAC FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of the Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of the Fund also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP482 (10/99)

CUSIPS:
055847404

BT PYRAMID MUTUAL FUNDS
Equity Appreciation Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JUNE 21, 1999) TO PROSPECTUS DATED JANUARY 31, 1999, AS REVISED APRIL 12, 1999

On September 8, 1999, the Board of Trustees voted to recommend the reorganization of the Fund into the BT Capital Appreciation Fund. The Board has determined that this proposal is in the best interests of shareholders. The Fund and the BT Capital Appreciation Fund currently have the same investment management teams and employ the same investment strategy.

The merger requires the approval of the Fund's shareholders. A Special Meeting of Shareholders will be held for this purpose. A proxy statement describing the proposed reorganization will be sent to Fund shareholders before the Special Meeting of Shareholders. Management currently anticipates that the shareholder meeting will take place in the first quarter of 2000.

If shareholders approve the merger, shares of the Fund will be converted to shares of the BT Capital Appreciation Fund. The BT Capital Appreciation Fund has a master-feeder structure, which differs from the stand-alone structure of the Fund. A full description of the BT Capital Appreciation Fund's master-feeder structure will be included in the proxy statement mailed to shareholders. It is intended that the transfer of shares from the Fund to the BT Capital Appreciation Fund will not be a taxable transaction for shareholders and that the fees of the Equity Appreciation Fund will remain the same.

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE TRUSTS" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REPLACES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER" IN THE FUND'S PROSPECTUS:

Portfolio Managers. The following individuals serve as co-managers and are responsible for the day-to-day management of the Fund's investments:

John P. Callaghan
o  Joined the Investment Adviser and the Fund in June 1999.
o  Portfolio Manager at Morgan Grenfell, Inc. from 1997 to present.
o Portfolio Manager at Odyssey Partners from March 1996 to 1997 and Weiss Peck & Greer from 1993 to March 1996.
o  AB in Economics from Harvard College and MBA from Harvard Business School.

Mary P. Dugan, CFA
o  Joined the Investment Adviser in 1994 and the Fund in March 1999.
o  Securities Analyst at Fred Alger Management from 1992 to 1994.
o  BA from the University of Rochester and MBA from New York University.

Audrey M. T. Jones, CFA
o  Joined the Investment Adviser and the Fund in June 1999.
o  Portfolio Manager at Morgan Grenfell, Inc. from 1986 to present.
o  BBA in Finance/Accounting from Pace University Lubin School of Business.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP477 (10/99)

CUSIP
055922751

BT PYRAMID MUTUAL FUNDS
BT PreservationPlus Fund (Institutional Class)

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JUNE 15, 1999) TO PROSPECTUSES DATED NOVEMBER 30, 1998

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SENTENCES ARE HEREBY OMITTED FROM THE "WHO MAY INVEST" SECTION IN THE PROSPECTUS FOR THE INSTITUTIONAL CLASS (THE "CLASS"):

The Shares are available to employees benefit plans whose initial investment equals or exceeds $25 million. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement, if that omnibus account or similar arrangement makes an initial investment in the Fund of at least $25 million.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION "THE FUND IN DETAIL" IN EACH CLASS' PROSPECTUS:

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its net assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE TRUSTS" IN EACH CLASS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

                                      * * *

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted Bankers Trust a temporary order to permit it and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP491 (10/99)

CUSIP:
055847818

BT PYRAMID MUTUAL FUNDS
BT PreservationPlus Fund (Investment Class and Institutional Service Class)

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JUNE 15, 1999) TO PROSPECTUS DATED NOVEMBER 30, 1998

Effective October 18, 1999, the Investment Class and Institutional Service Class (each, a "Class") of BT PreservationPlus Fund (the "Fund") will cease establishing new accounts.

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION "THE FUND IN DETAIL" IN THE CLASS' PROSPECTUS:

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its net assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE TRUSTS" IN THE CLASS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent

Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

                                      * * *

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted Bankers Trust a temporary order to permit it and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP 495/485 (10/99)

CUSIP:
055847842

BT PYRAMID MUTUAL FUNDS
BT PreservationPlus Fund (Service Class)

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JUNE 15, 1999) TO PROSPECTUS DATED NOVEMBER 30, 1998

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "EXPENSE SUMMARY" SECTION OF THE PROSPECTUS FOR THE SERVICE CLASS (THE "CLASS"):

ANNUAL OPERATING EXPENSES
(as a percentage of the Fund's projected average daily net assets)
 ................................................................................
Investment advisory fee (after reimbursement or waiver)*                   0.20%
12b-1 fee                                                                  None
Other expenses (after reimbursement or waiver)**                           0.45%
 ................................................................................
Total operating expenses (after reimbursement or waiver)                   0.65%

* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.

** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust, including a shareholder servicing fee of 0.25%. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Principles and Risk").


EXPENSE TABLE EXAMPLE:                ONE YEAR  THREE YEARS FIVE YEARS TEN YEARS
An investor would pay the following
expenses on a $1,000 investment
assuming (1) 5% annual return and (2)
redemption at the end of each time
period.  No Redemption Fee has been
included.
                                          $7        $21        $44       $81



THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION "THE FUND IN DETAIL" IN THE CLASS' PROSPECTUS:

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its net assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE TRUSTS" IN THE CLASS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

                                      * * *

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted Bankers Trust a temporary order to permit it and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP508 (10/99)

CUSIP:
055847834
                                       3